STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended
	Aug. 31, 2019	Jun. 30, 2021	Jun. 30, 2022	Jun. 01, 2022	May 01, 2022	Mar. 01, 2022	Feb. 01, 2022	Jan. 03, 2022	Dec. 31, 2021	Dec. 28, 2021	Nov. 05, 2021	Sep. 24, 2021	Dec. 31, 2020	Feb. 28, 2013
Restructuring Cost and Reserve [Line Items]
Common stock, shares authorized		150,000,000	150,000,000						150,000,000				150,000,000
Preferred stock, shares authorized		1,500,000	1,500,000						1,500,000				1,500,000
Preferred stock par value		$ 0.0001	$ 0.0001						$ 0.0001				$ 0.0001
Preferred stock, shares issued			0						0				0
Preferred stock, shares outstanding			0						0				0
Common stock, shares, issued			35,550,034						24,662,904				15,768,725
Common stock, shares outstanding			35,530,279						24,643,149				15,768,725
Stock issued to settlement of convertible debt		1,357,968
Stock issued to settlement amount of convertible debt		$ 5.8
Common stock issued to settlement of termination agreement		500,000
Common stock issued to settelment of underwriting costs		125,000
Warrants issued		18,901,290									722,317	361,158		13,170
Warrant price per share	$ 3.04			$ 0.46	$ 0.94	$ 0.96	$ 1.58	$ 2.83		$ 4.50	$ 7.63	$ 7.63		$ 6.23
Stock issued	6,585
Weighted average number of shares restricted stock		19,755
SPAC [Member]
Restructuring Cost and Reserve [Line Items]
Common stock, shares outstanding		6,219,268
Former Ensysce [Member]
Restructuring Cost and Reserve [Line Items]
Common stock, shares, issued		16,053,550
Stock issued during period shares purchase of assets		19,755